UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)

30 Rowes Wharf, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-% (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-15 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1.  Schedule of Investments.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2007

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS – 15.2% of Net Assets
	Convertible Preferred (Restricted) (c) – 13.7%
	Drug Discovery Technologies – 0.9%
1,587,302	Agilix Corporation Series B (a) (b)	$94,540
250,000	Ceres, Inc. Series C (a)	1,500,000
21,462	Ceres, Inc. Series C-1 (a)	128,772
175,540	Ceres, Inc. Series D (a)	1,053,240
932,488	Galileo Pharmaceuticals, Inc. Series F-1 (a)	93
200,000	Zyomyx, Inc. Series A New (a)	20,000
200	Zyomyx, Inc. Series B New (a)	20
	Emerging Biopharmaceuticals – 3.9%
744,921	Agensys, Inc. Series C (a)	2,681,716
138,261	Agensys, Inc. Series D (a)	497,740
1,212,121	Raven biotechnologies, Inc. Series B (a)	1,006,060
1,872,772	Raven biotechnologies, Inc. Series C (a)	1,554,400
2,722,014	Raven biotechnologies, Inc. Series D (a)	800,000
1,415,385	TargeGen, Inc. Series C (a)	1,840,001
407,825	TargeGen, Inc. Series D (a)	530,173
30,920	Therion Biologics Corporation Series A (a)	31
160,000	Therion Biologics Corporation Series B (a)	160
271,808	Therion Biologics Corporation Series C (a)	272
22,224	Therion Biologics Corporation Series C-2 (a)	22
28,991	Therion Biologics Corporation Sinking Fund (a)	29
16,668	Therion Biologics Corporation warrants (expiration 8/18/08) (a)	0
2,649,902	Xanthus Pharmaceuticals, Inc. Series B (a)	2,649,902
	Healthcare Services – 2.8%
635	CardioNet, Inc. Mandatorily Cvt. Pfd. (a)	644,902
1,051,429	CardioNet, Inc. Series C (a)	3,680,001
35,254	CardioNet, Inc. warrants (expiration 5/01/11) (a)	0
1,390	CardioNet, Inc. warrants (expiration 8/29/11) (a)	0
322,168	CytoLogix Corporation Series A (a) (b)	265,789
151,420	CytoLogix Corporation Series B (a) (b)	124,922
3,589,744	PHT Corporation Series D (a) (b)	2,800,000
802,996	PHT Corporation Series E (a) (b)	626,337
	Medical Devices and Diagnostics – 6.1%
3,235,293	Concentric Medical, Inc. Series B (a) (b)	4,529,410
1,162,790	Concentric Medical, Inc. Series C (a) (b)	1,627,906
455,333	Concentric Medical, Inc. Series D (a) (b)	637,466
177,778	EPR, Inc. Series A (a)	1,778
2,446,016	Labcyte Inc. Series C (a)	1,280,000
2,050,000	Magellan Biosciences, Inc. Series A (a)	2,050,000
130,000	Masimo Corporation Series D	3,991,000
1,031,992	OmniSonics Medical Technologies, Inc. Series A-1 (a)	781,218
438,873	OmniSonics Medical Technologies, Inc. Series B-1 (a)	332,227

SHARES		VALUE
	Medical Devices and Diagnostics – continued
43,478	TherOx, Inc. Series H (a)	$167,869
99,646	TherOx, Inc. Series I (a)	384,733
2,813	TherOx, Inc. warrants (expiration 1/26/10) (a)	0
5,427	TherOx, Inc. warrants (expiration 6/09/09) (a)	0
640,625	Xoft, Inc. Series D (a)	2,050,000
		$40,332,729

PRINCIPAL AMOUNT
	Convertible Notes – 1.5%
	Biopharmaceuticals – 0.5%
$2,100,000	Encysive Pharmaceuticals, Inc., 2.50% due 2012	1,328,250
	Drug Discovery Technologies – 1.0%
700,000	deCODE Genetics, Inc., 3.50% due 2011	509,250
1,583,334	Matritech Inc. Series A, 15.00% due 2009 (Restricted) (b) (c)	1,546,867
1,000,000	Matritech Inc. Series B, 15.00% due 2007 (Restricted) (b) (c)	901,517
		$4,285,884
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $49,380,523)	$ 44,618,613

SHARES
	COMMON STOCKS AND WARRANTS – 75.7%
	Biopharmaceuticals – 29.2%
117,550	Adams Respiratory Therapeutics, Inc. (a)	4,630,294
320,571	Akorn, Inc. (a)	2,240,791
108,889	Akorn, Inc. warrants (expiration 3/07/11) (a) (c)	173,133
145,000	Alnylam Pharmaceuticals, Inc. (a)	2,202,550
140,657	Amgen Inc. (a)	7,776,926
110,970	Amylin Pharmaceuticals, Inc. (a)	4,567,525
80,000	Array BioPharma, Inc. (a)	933,600
59,000	Biogen Idec Inc. (a)	3,156,500
231,700	BioMarin Pharmaceuticals, Inc. (a)	4,156,698
456,205	Critical Therapeutics, Inc. (a)	994,527
159,672	Critical Therapeutics, Inc. warrants (expiration 6/06/10) (a) (c)	36,725
246,053	Cubist Pharmaceuticals, Inc. (a)	4,849,705
36,970	Genentech, Inc. (a)	2,797,150
99,832	Genzyme Corporation (a)	6,429,181
311,350	Gilead Sciences, Inc. (a)	12,071,039
200,000	Indevus Pharmaceuticals, Inc. (a)	1,346,000
198,786	Inspire Pharmaceuticals, Inc. (a)	1,256,328
99,286	Martek Biosciences Corporation (a)	2,578,457

SHARES		VALUE
	Biopharmaceuticals – continued
184,700	Medarex, Inc. (a)	$2,639,363
98,800	Mentor Corporation	4,019,184
175,880	MiddleBrook Pharmaceuticals, Inc. warrants (expiration 4/29/10) (a) (c)	93,216
38,500	Omrix Biopharmaceuticals, Inc. (a)	1,184,118
303,000	Panacos Pharmaceuticals, Inc. (a)	978,690
97,367	PDL BioPharma, Inc. (a)	2,268,651
234,299	Synta Pharmaceuticals Corp. (a)	1,944,682
174,250	Vertex Pharmaceuticals, Inc. (a)	4,976,580
117,400	Xenoport, Inc. (a)	5,214,908
		85,516,521
	Biotechnology – 1.5%
328,000	Athersys, Inc. (Restricted) (a) (c)	1,640,000
82,000	BTHC VI, Inc. warrants (Restricted expiration 6/08/12) (a) (c)	0
284,931	Momenta Pharmaceuticals, Inc. (a)	2,872,104
		4,512,104
	Drug Delivery – 0.7%
130,700	Alkermes, Inc. (a)	1,908,220
	Drug Discovery Technologies – 6.8%
162,288	Avalon Pharmaceuticals, Inc. (a)	692,970
156,630	Celgene Corporation (a)	8,979,598
52,524	Cougar Biotechnology, Inc. (a)	1,239,566
1,601,039	Matritech, Inc. (a) (b)	528,343
1,846,154	Matritech, Inc. warrants (expiration 1/17/11) (a) (b) (c)	92,308
952,381	Matritech, Inc. warrants (expiration 1/22/12) (a) (b) (c)	57,143
174,250	Senomyx, Inc. (a)	2,352,375
37,575	Sepracor Inc. (a)	1,541,326
60,250	Shire PLC (d)	4,466,332
200,000	Zyomyx, Inc. (Restricted) (a) (c)	2,000
		19,951,961
	Emerging Biopharmaceuticals – 4.5%
437,770	ACADIA Pharmaceuticals Inc. (a)	5,984,316
82,320	DOV Pharmaceutical, Inc. (a)	25,519
90,552	DOV Pharmaceutical, Inc. warrants (expiration 12/31/09)(a)(c)	16,299
261,080	Exelixis, Inc. (a)	3,159,068
814,191	Lexicon Pharmaceuticals, Inc. (a)	2,613,553
242,522	NitroMed, Inc. (a)	533,549
146,982	Therion Biologics Corporation (Restricted) (a) (c)	147
67,765	XTENT, Inc. (a)	677,650
		13,010,101

SHARES		VALUE
	Generic Pharmaceuticals – 5.0%
220,100	Caraco Pharmaceutical Laboratories, Ltd. (a)	$3,341,118
178,362	Impax Laboratories, Inc. (a)	2,140,344
220,808	Teva Pharmaceutical Industries, Ltd. (d)	9,108,330
		14,589,792

	Healthcare Services – 7.6%
148,148	Aveta, Inc. (Restricted) (a) (c)	2,370,368
30,478	Dako A/S (Restricted) (c) (e)	578,777
325,090	Emageon Inc. (a)	2,932,312
52,500	HealthExtras, Inc. (a)	1,552,950
32,500	Medco Health Solutions, Inc. (a) (f)	2,534,675
16,475	National Medical Health Card Systems, Inc. (a)	262,941
48,700	PAREXEL International Corporation (a)	2,048,322
204,139	Syntiro Healthcare Services (Restricted) (a) (c)	204
52,050	UnitedHealth Group, Inc.	2,661,837
59,950	WellPoint, Inc. (a)	4,785,809
1,049,500	Zix Corporation (a)	1,941,575
1,485,000	Zix Corporation Warrants (expiration 10/05/11) (a) (c)	460,350
		22,130,120
	Medical Devices and Diagnostics – 20.4%
253,960	Align Technology, Inc. (a)	6,135,674
152,550	Applied Biosystems Group	4,658,877
57,540	Becton, Dickinson and Company	4,286,730
90,860	Cytyc Corporation (a)	3,916,975
321,840	eResearch Technology, Inc. (a)	3,060,698
62,821	IDEXX Laboratories, Inc. (a)	5,944,751
50,843	Inverness Medical Innovations, Inc. (a)	2,594,010
40,800	Laboratory Corporation of America Holdings (a)	3,193,008
130,000	Masimo Laboratories, Inc. (Restricted) (c)	1,300
447,080	Medwave, Inc. (a)	120,712
111,770	Medwave, Inc. warrants (expiration 8/21/11) (a) (c)	11,177
257,600	Natus Medical, Inc. (a)	4,100,992
54,421	OmniSonics Medical Technologies, Inc. (Restricted) (a) (c)	544
180,400	PerkinElmer, Inc.	4,701,224
139,019	Songbird Hearing, Inc. (Restricted) (a) (c)	1,390
58,425	Stryker Corporation	3,686,033
186,400	Symmetry Medical Inc. (a)	2,984,264
101,000	Thermo Fisher Scientific Inc. (a)	5,223,720
450,073	Third Wave Technologies, Inc. (a)	2,632,927
181,916	VNUS Medical Technologies, Inc. (a)	2,437,674
		59,692,680
	TOTAL COMMON STOCKS AND WARRANTS (Cost $197,270,153)	$ 221,311,499

PRINCIPAL AMOUNT		VALUE

	SHORT-TERM INVESTMENTS – 10.9%
$11,845,000	American Express Corporation; 5.25% due 7/3/07-7/9/07	$11,835,683
13,173,000	General Electric Company; 5.25%-5.26% due 7/6/07-7/13/07	13,157,584
5,360,000	Intesa Funding LLC; 5.29% due 07/10/07	5,352,912
1,637,000	Repurchase Agreement, State Street Bank and Trust Co. (collateralized by U.S. Treasury Bond 5.25%, 11/15/28, market value $1,670,375); 2.55% due 07/02/07	1,637,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $31,983,179)	$31,983,179
	TOTAL INVESTMENTS – 101.8% (Cost $278,633,855)	$297,913,291
	OTHER LIABILITIES IN EXCESS OF ASSETS – (1.8%)	$(5,229,202)
	NET ASSETS – 100%	$292,684,089

(a)     Non-income producing security.

(b)     Affiliated issuers in which the Fund holds 5% or more of the voting securities (Total Market Value of $13,832,548).

(c)     Security fair valued by the Valuation Committee of the Board of Trustees.

(d)     American Depository Receipt

(e)     Foreign Security.

(f)      A portion of security is pledged as collateral for call options written.

SCHEDULE OF WRITTEN OPTIONS

NUMBER OF
CONTRACTS		EXPIRATION	CURRENT
(100 SHARES EACH)		DATE	VALUE
	CALL OPTIONS WRITTEN
80	Medco Health Solutions, Inc., strike @ 75	Oct-2007	$(51,200)

	PUT OPTIONS WRITTEN
80	Medco Health Solutions, Inc., strike @ 70	Oct-2007	$(13,200)

			$(64,400)

Investment Securities Valuation - Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices.  Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities.  Publicly-traded investments for which market quotations are not readily available or whose quoted price may otherwise not reflect fair value are valued at fair value as determined in good faith by the Trustees of the Fund.  The fair value of venture capital and other restricted securities is determined in good faith by the Trustees.  However, because of the uncertainty of fair valuations these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material.  Each such fair value determination is based on a consideration of relevant factors.  Factors the Trustees consider may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer which may include an analysis of the company’s financial condition, the company’s products or intended markets or the company’s technologies; and (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing.  Short-term investments with maturity of 60 days or less are valued at amortized cost.

Venture Capital and Other Restricted Securities - The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at June 30, 2007 as determined by the Trustees of the Fund.  The Fund may invest up to 40% of its net assets in venture capital and other restricted securities. The values of these securities represent 16% of the Fund’s net assets at June 30, 2007. The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Security (g)	Date	Cost	per Unit	Value
Agensys, Inc.
Series C Cvt. Pfd.	2/14/02, 9/27/05	$2,204,684	$3.60	$2,681,716
Series D Cvt. Pfd.	6/28/2007	497,740	$3.60	497,740
Agilix Corporation
Series B Cvt. Pfd.	11/8/01	1,663,667	0.06	94,540
Athersys, Inc.
Restricted Common	6/7/07	1,640,000	5.00	1,640,000
Aveta, Inc.
Restricted Common	12/21/05	2,000,103	16.00	2,370,368
BTHC VI, Inc.
Warrants (expiration 6/08/12)	6/7/07	0	0.00	0
CardioNet, Inc.
Series C Cvt. Pfd.	5/3/01-3/25/03	3,701,714	3.50	3,680,001
Mandatorily Cvt. Pfd.	8/15/05-3/7/07	635,872	1,015.59	644,902
Warrants (expiration 5/01/11)	5/1/06	0	0.00	0
Warrants (expiration 8/29/11)	8/29/06	0	0.00	0
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,000,875	6.00	1,500,000
Series C-1 Cvt. Pfd.	3/31/01	74,339	6.00	128,772
Series D Cvt. Pfd.	3/14/01	1,046,887	6.00	1,053,240
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/7/02, 1/24/03	2,219,473	1.40	4,529,410
Series C Cvt. Pfd.	12/19/03	999,999	1.40	1,627,906
Series D Cvt. Pfd.	9/30/05	638,511	1.40	637,466
CytoLogix Corporation
Series A Cvt. Pfd.	1/13/98-7/21/99	1,077,912	0.83	265,789
Series B Cvt. Pfd.	1/11/01	506,622	0.83	124,922
Dako A/S
Restricted Common	6/14/04	870,888	18.99	578,777
EPR, Inc.
Series A Cvt. Pfd.	3/9/94	800,331	0.01	1,778
Galileo Pharmaceuticals, Inc.
Series F-1 Cvt. Pfd.	8/18/00	2,002,559	0.0001	93
Labcyte Inc.
Series C Cvt. Pfd.	7/18/05	1,282,337	0.52	1,280,000
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06	2,052,648	1.00	2,050,000
Masimo Corporation
Series D Cvt. Pfd.	8/14/96	910,530	30.70	3,991,000
Restricted Common	3/31/98	0	0.01	1,300
Matritech, Inc.
Series A Convertible Note	1/17/06	1,594,151	97.70	1,546,867
Series B Convertible Note	1/22/07	1,002,258	90.15	901,517
Omnisonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/1/03	1,200,224	0.76	781,218
Series B-1 Cvt. Pfd.	6/4/07	332,227	0.76	332,227
Restricted Common	5/24/01	1,606,312	0.01	544
PHT Corporation
Series D Cvt. Pfd.	7/23/01	2,803,841	0.78	2,800,000
Series E Cvt. Pfd.	9/12/03-12/17/03	627,472	0.78	626,337

			Carrying
	Acquisition		Value
Security (g)	Date	Cost	per Unit	Value
Raven biotechnologies, Inc.
Series B Cvt. Pfd.	12/12/00	$2,001,150	$0.83	$1,006,060
Series C Cvt. Pfd.	11/26/02	1,554,400	0.83	1,554,400
Series D Cvt. Pfd.	6/23/05	803,610	0.29	800,000
Songbird Hearing, Inc.
Restricted Common	12/14/00	2,003,239	0.01	1,390
Syntiro Healthcare Services
Restricted Common	2/5/97	800,325	0.001	204
TargeGen, Inc.
Series C Cvt. Pfd.	8/30/05	1,842,331	1.30	1,840,001
Series D Cvt. Pfd.	5/8/07	530,173	1.30	530,173
Therion Biologics Corporation
Series A Cvt. Pfd.	8/20/96-10/16/96	289,847	0.001	31
Series B Cvt. Pfd.	6/22/99	600,929	0.001	160
Series C Cvt. Pfd.	9/26/01-10/15/01	1,019,568	0.001	272
Series C-2 Cvt. Pfd.	8/13/03	40,003	0.001	22
Warrants (expiration 8/18/08)	8/18/03	0	0.000	0
Sinking Fund Cvt. Pfd.	10/18/94-4/3/96	582,505	0.001	29
Restricted Common	6/30/93	251,642	0.001	147
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	2,001,626	3.86	167,869
Series I Cvt. Pfd.	7/8/05	386,273	3.86	384,733
Warrants (expiration 1/26/10)	1/26/05	0	0.00	0
Warrants (expiration 6/09/09)	6/9/04	0	0.00	0
Xanthus Pharmaceuticals, Inc.
Series B Cvt. Pfd.	12/5/03-11/15/06	2,652,476	1.00	2,649,902
Xoft, Inc.
Series D Cvt. Pfd.	3/23/07	2,050,000	3.20	2,050,000
Zyomyx, Inc.
Series A New Cvt. Pfd.	2/19/99, 1/12/04	199,800	0.10	20,000
Series B New Cvt. Pfd.	3/31/04	112	0.10	20
New Restricted Common	2/19/99-7/22/02	2,401,101	0.01	2,000
		$59,005,286		$47,375,843

(g) See Schedule of Investments and corresponding footnotes for more information on each issuer.

Federal Income Tax Cost- At June 30, 2007, the total cost of securities for Federal income tax purposes was $278,633,855. The net unrealized gain on securities held by the Fund was $19,279,436 including gross unrealized gain of $50,489,961 and gross unrealized loss of $31,210,525.

Affiliate Transactions – An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities.  Transactions with such companies during the nine months ended June 30, 2007 were as follows:

Issuer	Value on October 1, 2006	Purchases	Sales	Income	Value on June 30, 2007

Agilix Corporation	$94,540	$—	$—	$—	$94,540
Concentric Medical, Inc.	6,794,782	—	—	—	6,794,782
CytoLogix Corporation	502,935	—	112,224	—	390,711
Matritech, Inc. (h)	2,625,846	1,806,872	416,667	287,393	3,126,178
PHT Corporation	3,426,337	—	—	—	3,426,337
	$13,444,440	$1,806,872	$528,891	$287,393	$13,832,548

(h) Includes restricted convertible notes, common stock and warrants.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Life Sciences Investors

By (Signature and Title)	/s/ Daniel Omstead
Daniel Omstead, President

Date	8/29/07

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carolyn Haley
Carolyn Haley, Treasurer

Date	8/29/07